Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Current taxes	$ 817	$ 709	$ 842
Deferred taxes	(14)	(52)	(8)
Income tax expense	803	657	834
Domestic Countries
Income Taxes [Line Items]
Current taxes	600	721	616
Deferred taxes	3	(80)	(1)
Foreign Countries
Income Taxes [Line Items]
Current taxes	217	(12)	226
Deferred taxes	$ (17)	$ 28	$ (7)